Cover	May 08, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment is qualified in its entirety by reference to the complete terms and conditions of the Amendments which are attached to this Current Report on Form 8-K as Exhibit 10.1-10.5, and incorporated by reference into this Item 3.02.
Document Period End Date	May 08, 2019
Entity File Number	000-30262
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Entity Tax Identification Number	90-0273142
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 Union Street
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	903-1351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false